Shareholder Report, Average Annual Return (Details)	4 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	16 Months Ended	24 Months Ended	37 Months Ended	60 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000255835
Average Annual Return [Line Items]
Line Graph and Table Measure Name				The Opal International Dividend Income ETF
Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return, Percent				17.99%				8.42%
Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return, Percent				17.99%				8.42%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Average Annual Return, Percent				21.45%		28.80%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Average Annual Return, Percent				21.45%			22.96%
MSCI ACWI ex USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Average Annual Return, Percent	11.24%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Average Annual Return, Percent				21.45%	19.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Average Annual Return, Percent				21.45%	19.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Average Annual Return, Percent		13.21%
Clough Hedged Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Clough Hedged Equity ETF
Average Annual Return, Percent				13.21%				7.53%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Average Annual Return, Percent				10.88%				5.84%
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Average Annual Return, Percent				3.98%				2.76%
Clough Select Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Clough Select Equity ETF
Average Annual Return, Percent				30.15%				15.72%
SRH REIT Covered Call ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(3.91%)		10.22%
SRH U.S. Quality GARP ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				6.42%			15.46%
The Opal International Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			25.22%
TrueShares ConVex Protect ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TrueShares ConVex Protect ETF
Average Annual Return, Percent	15.40%
TrueShares Quarterly Bear Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TrueShares Quarterly Bear Hedge ETF
Average Annual Return, Percent				(0.34%)	(0.02%)
TrueShares Quarterly Bull Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TrueShares Quarterly Bull Hedge ETF
Average Annual Return, Percent				5.72%	5.01%
TrueShares Seasonality Laddered Buffered ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TrueShares Seasonality Laddered Buffered ETF
Average Annual Return, Percent		7.83%